Share Capital - Summary of Share-based Compensation Recorded for Each Type of Award (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of Sharebased Compensation Recorded for Each Type of Award [Line Items]
Total	$ 1,420	$ 2,681
Stock options
Disclosure of Sharebased Compensation Recorded for Each Type of Award [Line Items]
Total	888	810
Restricted Share Units
Disclosure of Sharebased Compensation Recorded for Each Type of Award [Line Items]
Total	344	0
Deferred Share Units
Disclosure of Sharebased Compensation Recorded for Each Type of Award [Line Items]
Total	$ 188	$ 1,871